Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	₱ 19,556	₱ 23,623	₱ 27,697
Net deferred income tax liabilities	726	2,583	₱ 2,981
Unamortized past service pension costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	4,874	5,846
Accumulated provision for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3,577	3,806
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	2,917	1,661
Customer list and trademark [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,116	3,890
Pension and other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	6,394	4,886
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	2,509	2,108
Accumulated write-down of inventories to net realizable values [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	699	701
Lease liability over right-of-use assets under IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	666	393
Fixed asset impairment/depreciation due to shortened life of property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	61	138
NOLCO [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	88	432
Excess MCIT over RCIT [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3	1,408
Derivative financial instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	33
Taxes and duties capitalized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(124)
Unrealized foreign exchange losses (gains) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(457)	580
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(2,800)	(2,226)
Net deferred income tax liabilities	80	87
Intangible assets and fair value adjustment on assets acquired - net of amortization [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	70	1,964
Unrealized foreign exchange gains [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	167	254
Investment Property [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	₱ 569	₱ 278